UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1731

Source Capital, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, Source Capital, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

ITEM 1. Schedule of Investments.

Source Capital, Inc.

Portfolio of Investments

September 30, 2010 (unaudited)

	Shares or
	Principal
COMMON STOCKS	Amount	Value

PRODUCER DURABLE GOODS — 21.8%
Actuant Corporation (Class A)	400,000	$9,184,000
Franklin Electric Co., Inc.	285,900	9,480,444
Graco Inc.	501,300	15,906,249
HNI Corporation	627,933	18,059,353
IDEX Corporation	540,900	19,207,359
WABCO Holdings Inc.	545,000	22,857,300
Zebra Technologies Corporation (Class A)*	486,900	16,379,316
		$111,074,021
BUSINESS SERVICES & SUPPLIES — 20.0%
Brady Corporation (Class A)	431,500	$12,586,855
CLARCOR, Inc.	320,000	12,361,600
Copart, Inc.*	435,000	14,341,950
Life Technologies Corporation*	524,698	24,498,149
Manpower Inc.	300,000	15,660,000
ScanSource, Inc.*	803,363	22,285,290
		$101,733,844
RETAILING — 16.0%
CarMax, Inc.*	1,017,412	$28,345,099
O’Reilly Automotive, Inc.*	600,000	31,920,000
Signet Jewelers Limited*	672,400	21,341,976
		$81,607,075
HEALTH CARE — 9.4%
Bio-Rad Laboratories, Inc. (Class A)*	187,200	$16,943,472
Lincare Holdings Inc.	720,000	18,064,800
Varian Medical Systems, Inc.*	53,200	3,218,600
VCA Antech, Inc.*	460,000	9,701,400
		$47,928,272
ENERGY — 7.9%
FMC Technologies, Inc.*	195,000	$13,316,550
Helix Energy Solutions Group, Inc.*	367,900	4,098,406
Noble Corporation	670,000	22,639,300
		$40,054,256
TRANSPORTATION — 6.4%
Heartland Express, Inc.	1,046,000	$15,554,020
Knight Transportation, Inc.	887,200	17,149,576
		$32,703,596

TECHNOLOGY — 4.4%
Maxim Integrated Products, Inc.	392,000	$7,255,920
Microchip Technology Incorporated	474,951	14,937,209
		$22,193,129
ENTERTAINMENT — 3.7%
Carnival Corporation (Class A)	499,900	$19,101,179

TOTAL COMMON STOCKS — 89.6% (Cost $313,219,033)		$456,395,372

PREFERRED STOCKS
REAL ESTATE INVESTMENT TRUST
CBL & Associates Properties, Inc.	100,000	$2,450,000
ProLogis (Series G)	120,000	2,814,000
TOTAL PREFERRED STOCKS — 1.0% (Cost $5,726,454)		$5,264,000

CONVERTIBLE BONDS AND DEBENTURES
Diodes, Inc. — 2.25% 2026	$2,000,000	$2,020,000
Transocean, Inc. — 1.5% 2037	3,000,000	2,913,750
TOTAL CONVERTIBLE BONDS AND DEBENTURES — 1.0% (Cost $3,648,125)		$4,933,750

NON-CONVERTIBLE BONDS AND DEBENTURES
CORPORATE — 4.1%
Brown Shoe Company, Inc. — 8.75% 2012	$3,000,000	$3,075,000
Deluxe Corporation — 5% 2012	2,000,000	2,027,940
Helix Energy Solutions Group, Inc. — 9.5% 2016	2,000,000	1,971,040
Invacare Corporation — 9.75% 2015	3,000,000	3,203,040
Nova Chemicals Corporation — 6.5% 2012	1,970,000	2,046,534
PolyOne Corporation — 6.58% 2011	1,500,000	1,496,715
Polypore International, Inc. — 8.75% 2012	2,000,000	2,004,500
Rock-Tenn Co. — 9.25% 2016	2,000,000	2,200,000
Sinclair Broadcast Group, Inc. — 8% 2012	1,721,000	1,725,303
W&T Offshore, Inc. — 8.25% 2014	1,000,000	968,560
		$20,718,632
U.S. GOVERNMENT AND AGENCIES — 0.0%
Government National Mortgage Association (Mobile Home) — 9.75% 2010	$4,761	$4,784
TOTAL NON-CONVERTIBLE BONDS AND DEBENTURES — 4.1% (Cost $19,658,991)		$20,723,416

TOTAL INVESTMENT SECURITIES — 95.7% (Cost $342,252,603)		$487,316,538

SHORT-TERM INVESTMENTS — 4.1% (Cost $21,135,627)
General Electric Capital Corporation — 0.15% 10/1/10	$5,136,000	$5,136,000
Chevron Funding Corporation — 0.14% 10/7/10	16,000,000	15,999,627
		$21,135,627
TOTAL INVESTMENTS — 99.8% (Cost $363,388,230) — Note 2		$508,452,165
Other assets and liabilities, net — 0.2%		971,037
TOTAL NET ASSETS — 100.0%		$509,423,202

*Non-income producing security

NOTE 1 — Disclosure of Fair Value Measurements

The Company classifies its assets based on three valuation methodologies. Level 1 investment securities are valued based on quoted market prices in active markets for identical assets. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 investment securities are valued using significant unobservable inputs that reflect the Company’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Company’s investments as of September 30, 2010:

Investments	Level 1	Level 2	Level 3	Total

Common Stocks	$456,395,372	—	—	$456,395,372
Preferred Stocks	5,264,000	—	—	5,264,000
Convertible Bonds & Debentures	—	$4,933,750	—	4,933,750
Non-Convertible Bonds & Debentures	—	20,723,416	—	20,723,416
Short-Term Investments	—	21,135,627	—	21,135,627
Total Investments	$461,659,372	$46,792,793	—	$508,452,165

NOTE 2 — Federal Income Tax

The aggregate cost of investment securities was $342,425,933 for Federal income tax purposes. Net unrealized appreciation consists of:
Gross unrealized appreciation:	$152,734,040
Gross unrealized depreciation:	(7,843,434)
Net unrealized appreciation:	$144,890,606

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SOURCE CAPITAL, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date:	November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SOURCE CAPITAL, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date:	November 24, 2010

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:	November 24, 2010